Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended
	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	315,376		338,179	316,336
Granted | shares		52,960	1,010	90,120
Released | shares	(72,396)	(69,129)	(1,217)	(68,277)
Forfeited | shares		(5,384)	(1,043)
Ending balance | shares	242,980	315,376	336,929	338,179
Weighted Average Intrinsic Value,Beginning Balance | $	$ 39.19		$ 34.64	$ 33.81
Weighted Average Intrinsic Value,Granted | $		$ 75.92	54.55	44.16
Weighted Average Intrinsic Value,Released | $	22.89	44.78	43.73	43.35
Weighted Average Intrinsic Value, Forfeited | $		43.86	44.4
Weighted Average Intrinsic Value, Ending Balance | $	$ 44.04	$ 39.19	$ 34.64	$ 34.64